Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Consolidated net loss	$ (14,386)	¥ (97,605)	¥ (27,402)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on disposal of property, plant and equipment	1,080	7,329
Depreciation and amortization	238	1,616	1,618
Amortization of right-of-use assets	447	3,034	4,203
Allowance for expected credit losses	2,243	15,220	(3,903)
Interest income from loans	(200)	(1,357)
Loss on impairment of inventory	2	12	(12)
Changes in operating assets and liabilities:
Accounts receivables	202	1,373	(7,988)
Inventories	248	1,682	(3,097)
Advance to suppliers	(4,616)	(31,318)	3,538
Other current assets	(14,007)	(95,049)	(4,617)
Amount due from related parties			(3,408)
Accounts payables	127	863	2,922
Accrued expenses and other payables	21	141	1,056
Income tax payables	(1)	(8)	326
Advance from customers	766	5,196	613
Amount due to related parties	(306)	(2,074)	(719)
Operating lease liabilities	(165)	(1,117)	(2,064)
Commitments and contingent liabilities			3,000
Net cash used in operating activities	(28,307)	(192,062)	(35,934)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(94)
Loans received from third parties			20,163
Loans provided to and repayments of loans from related parties	(161)	(1,091)	(20,001)
Repayments of loan to related parties	8,808	59,760
Purchases of long-term investments	(7,369)	(50,000)
Net cash provided by investing activities	1,278	8,669	68
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	30,542	207,232	33,395
Proceeds from short-term bank borrowing	2,136	14,494	2,000
Repayments of long-term bank borrowing	(383)	(2,600)	(700)
Repayments of loan payable			(2,114)
Net cash provided by financing activities	32,295	219,126	32,581
Net (decrease)/increase in cash and cash equivalents and restricted cash	5,266	35,733	(3,285)
Effects of exchange rate changes	(414)	(2,812)	1,608
Cash and cash equivalents and restricted cash at beginning of year	3,286	22,294	24,674
Cash and cash equivalents and restricted cash at end of period	8,138	55,215	22,997
Supplemental disclosures cash flow information
Interest payment	33	221	502
Income tax payment	$ 1	¥ 5